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May 4, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Forward Funds, Inc. (the "Company")
         File Nos. 333-37367/811-8419

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Company do not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Company's Registration Statement on Form N-1A which was filed electronically on May 1, 2001.

Should you have any questions regarding this filing, please contact the undersigned at (617) 535-0544.

Sincerely,


/s/Kimberly A. Mather
---------------------
Kimberly A. Mather


Cc:      John McGowan
         Linda Hoard
         Cynthia Baughman